Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net income	$ 812	$ 1,323
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	282	309
Accretion of purchased loan discount	(90)	(86)
Amortization of purchased loan premium	11	15
Amortization of discounts and premiums on investment securities, net	6	12
Amortization of deferred loan origination costs (fees)	82	80
Net gain on sale of loans	(29)	(28)
Valuation adjustment of REO	66	37
Net gain on real estate owned	(10)	(52)
Deferred gain on sale of real estate owned		(20)
ESOP compensation expense	158	188
Net gain on sale of property & equipment	(9)
Earnings on bank-owned life insurance	(74)	(449)
Provision for loan losses	11	185
Origination of loans held for sale	(821)	(929)
Proceeds from loans held for sale	850	957
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	(52)	(27)
Prepaid expenses and other assets	25	(144)
Accrued interest payable	6	1
Accounts payable and other liabilities	(239)	123
Federal income tax (benefit)
Current	(124)	(70)
Deferred	141	(276)
Net cash provided by operating activities	1,002	1,149
Cash flows from investing activities:
Purchase of investment securities available for sale	(994)
Purchase of time deposits in other financial institutions	(4,486)	(2,727)
Maturities of time deposits in other financial institutions	3,216	1,236
Investment securities maturities, prepayments and calls:
Held to maturity	220	473
Available for sale	4	22
Proceeds from sale of property & equipment	338
Proceeds from bank-owned life insurance		1,163
Loans originated for investment, net of principal collected	(10,806)	(13,001)
Proceeds from sale of real estate owned	175	409
Additions to real estate owned	(98)	(5)
Additions to premises and equipment, net	(148)	(151)
Net cash used in investing activities	(12,579)	(12,581)
Cash flows from financing activities:
Net change in deposits	183	12,808
Payments by borrowers for taxes and insurance, net	1	(56)
Proceeds from Federal Home Loan Bank advances	43,150	24,600
Repayments on Federal Home Loan Bank advances	(29,499)	(27,328)
Treasury stock purchases	(904)
Dividends paid on common stock	(1,436)	(1,453)
Net cash provided by financing activities	11,495	8,571
Net decrease in cash and cash equivalents	(82)	(2,861)
Beginning cash and cash equivalents	9,943	12,804
Ending cash and cash equivalents	9,861	9,943
Cash paid during the year for:
Federal income taxes	100	300
Interest on deposits and borrowings	3,246	2,160
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	347	910
Loans disbursed upon sales of real estate acquired through foreclosure	$ 214	$ 169